Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Trading Symbol	RDSA
Entity Registrant Name	ROYAL DUTCH SHELL PLC
Entity Central Index Key	0001306965
Current Fiscal Year End Date	--12-31